Related Parties (Details) ₪ in Thousands, SFr in Thousands		12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Nov. 01, 2021 CHF (SFr)
Related Parties [Line Items]
Outstanding balance | ₪					₪ 3,410
Fair value of services		$ 64,000	$ 130,000	$ 143,000
Employment Agreement [Member]
Related Parties [Line Items]
Combined capital						$ 10,000,000
Cash bonus						100,000
Interest party transaction		21,000	$ 28,000	$ 53,000
Outstanding balance
Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Proceeds earned by the company	15.00%
Royalty fees		19,000
Employment and Consulting Agreement [Member]
Related Parties [Line Items]
Monthly fees (in Francs) | SFr							SFr 8
Consulting fees		20,000
Compensation expenses		$ 170,000
Minimum [Member] | Employment Agreement [Member]
Related Parties [Line Items]
Amount equivalent to salary						445,000
Minimum [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Royalty pay percentage	5.00%
Royalty fees	$ 100,000
Minimum [Member] | Patents [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Royalty pay percentage	5.00%
Maximum [Member] | Employment Agreement [Member]
Related Parties [Line Items]
Amount equivalent to salary						$ 495,000
Maximum [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Royalty pay percentage	30.00%
Royalty fees	$ 300,000
Maximum [Member] | Patents [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Royalty pay percentage	30.00%
Median [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Royalty pay percentage	15.00%
Median [Member] | Patents [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Royalty pay percentage	15.00%
Mr. Eric Konofal [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Ownership percentage	59.00%
Mr. Alexander Zwyer [Member] | Exclusive License Agreement – Aexon Labs Inc. [Member]
Related Parties [Line Items]
Ownership percentage	35.00%